Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		(100,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		214,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		1,948,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.44
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		2,162,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.47
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		1,609,940
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.31
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		3,770,446
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.40
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	2,162,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.47
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	1,609,940
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.31
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	3,770,446
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.40
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	(600,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	2,400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	(24,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ 5,546,446
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.28